Prime Series
Institutional Class Shares
Independent Schools and
Colleges Class Shares
Florida Education Class Shares
Colorado Investors Class Shares

Government Series

Prospectus
October 31, 2011

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or judged the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Not all funds and classes listed in this prospectus are available in all states.

Prime Series and Government Series (each, a “Portfolio” and, collectively, the “Portfolios”) are separate investment portfolios of PFM Funds (the “Trust”), a diversified, open-end management investment company. The Portfolios are money market funds designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, corporations, universities, hospitals, insurance entities and not-for-profit organizations. This Prospectus relates to shares of the Institutional Class, Independent Schools and Colleges Class (“Independent Schools Class”), Florida Education Class and Colorado Investors Class of Prime Series and to shares of Government Series. It gives you important information about Prime Series and Government Series that you should know before investing. The SNAP® Fund Class shares of Prime Series are offered by means of a separate Prospectus, which is available by calling (800) 570-7627.

PFM Asset Management LLC ("PFM Asset Management" or the “Adviser”) serves as each Portfolio's investment adviser.

Government Series and the Institutional Class of Prime Series are listed on the National Association of Insurance Commissioners’ Approved List of Money Market Mutual Funds.

One Keystone Plaza • Suite 300 • North Front & Market Streets

Harrisburg, PA 17101

(800) 338-3383

Table of Contents

Fund Summaries	1
Prime Series Institutional Class Shares
Prime Series Independent Schools and Colleges Class Shares
Prime Series Florida Education Class Shares
Prime Series Colorado Investors Class Shares
Government Series

Fund Details	18
Investment Objectives
Principal Investment Strategies
Management Policies
Principal Investment Risks
Management of the Trust
Management and Administrative Costs

Investing in the Portfolios	25
Opening an Account
Buying Shares
Redeeming Shares
Dividends and Distributions
The Trust’s Policies
Tax Information

Financial Highlights	31

For More Information	Back Cover

Fund Summary
Prime Series Institutional Class

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the Institutional Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.06%
Distribution (12b-1) fees		0.00%
Other expenses:		0.10%
Transfer agent fees	0.09%
Other operating expenses	0.01%
Total Annual Fund Operating Expenses		0.16%

Expense Example

This example is intended to help you compare the cost of investing in the Institutional Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$16	$52	$90	$205

Principal Investment Strategies

Prime Series invests exclusively in the following high quality, short-term money market instruments:

•	US Government and agency obligations, and repurchase agreements involving these obligations
•	Obligations of US companies
•	Obligations of financial institutions
•	Obligations of US municipalities
•	Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks, such as:

•
Interest Rate Risk When short-term interest rates fall, Prime Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, Prime Series’ share price could fall.

•
Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series’ share price to fall.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance

The following information illustrates how Institutional Class Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return
(shown for calendar years) (%)

Institutional Class Shares

Highest Quarter Return: Q1 2009	0.28%
Lowest Quarter Return: Q1 2011	0.03%
YTD as of 9/30/11 (not annualized):	0.10%

Average Annual Total Return (%)
(for the periods ended December 31, 2010)

Institutional Class Shares

1 year	Since inception1
0.20%	0.61%
1Institutional Class Shares inception: 9/29/08

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Minimum Initial Investment $1 Million

Minimum Account Balance $1 Million

We may waive these minimums for certain investors that participate in certain programs sponsored by PFM Asset Management.

Placing Orders

You can place orders to buy or redeem Institutional Class Shares by a variety of methods, including wire, automated clearing house (ACH), and check. To place orders, or to set up features such as checkwriting, contact us at:

Online www.pfmfunds.com

Phone (800) 338-3383

Orders are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time.

For more complete information on buying and selling shares, see “Investing in the Portfolios” in the Prospectus.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

Fund Summary
Prime Series Independent Schools and Colleges Class

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the Independent Schools Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.06%
Distribution (12b-1) fees		0.00%
Other expenses:		0.24%
Transfer agent fees	0.17%
Other operating expenses	0.07%
Total Annual Fund Operating Expenses		0.30%
Less: Fee Waivers*		(0.04%)
Net Annual Fund Operating Expenses		0.26%

* The Adviser will waive a portion of its investment advisory, administration or transfer agency fees through October 31, 2012 pursuant to a contractual expense limitation agreement in order to limit ordinary operating expenses of the Independent Schools Class to not more than 0.26% of average daily net assets. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses that, if incurred, would increase the overall expense ratio.

Expense Example

This example is intended to help you compare the cost of investing in the Independent Schools Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$27	$93	$165	$377

Principal Investment Strategies

Prime Series invests exclusively in the following high quality, short-term money market instruments:

•	US Government and agency obligations, and repurchase agreements involving these obligations

•	Obligations of US companies

•	Obligations of financial institutions

•	Obligations of US municipalities

•	Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks, such as:

•
Interest Rate Risk When short-term interest rates fall, Prime Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, Prime Series’ share price could fall.

•
Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series’ share price to fall.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance

The following information illustrates how Independent Schools Class Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return
(shown for calendar years) (%)

Independent Schools Class Shares

Highest Quarter Return: Q3 2010	0.06%
Lowest Quarter Return: Q2 2011	0.03%
YTD as of 9/30/11 (not annualized):	0.12%

Average Annual Total Return (%)
(for the periods ended December 31, 2010)

Independent Schools Class Shares

1 year	Since inception1
0.19%	0.22%
1Independent Schools Class Shares inception: 5/11/09

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Minimum Initial Investment $50,000

Minimum Account Balance $50,000

We may waive these minimums for certain investors that participant in certain programs sponsored by PFM Asset Management.

Placing Orders

You can place orders to buy or redeem Independent Schools Class Shares by wire and automated clearing house (ACH). Shareholders of the Independent Schools Class are limited to making no more than two redemptions by wire per calendar month. To place orders, contact us at:

Online www.pfmfunds.com

Phone (800) 338-3383

Orders are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time.

For more complete information on buying and selling shares, see “Investing in the Portfolios” in the Prospectus.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

Fund Summary
Prime Series Florida Education Class

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the Florida Education Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.06%
Distribution (12b-1) fees	0.00%
Other expenses	0.01%
Total Annual Fund Operating Expenses	0.07%

Expense Example

This example is intended to help you compare the cost of investing in the Florida Education Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$7	$23	$40	$90

Principal Investment Strategies

Prime Series invests exclusively in the following high quality, short-term money market instruments:

•	US Government and agency obligations, and repurchase agreements involving these obligations

•	Obligations of US companies

•	Obligations of financial institutions

•	Obligations of US municipalities

•	Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks, such as:

•
Interest Rate Risk When short-term interest rates fall, Prime Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, Prime Series’ share price could fall.

•
Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series’ share price to fall.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance

The following information illustrates how the SNAP Fund Class of Prime Series has performed over time. Performance information for the Florida Education Class is not shown because that class does not have annual returns for at least one calendar year. The performance of the Florida Education Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series. For current yield information, call (800) 338-3383. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return
(shown for calendar years) (%)

SNAP Fund Class Shares

Highest Quarter Return: Q1 2001	1.45%
Lowest Quarter Return: Q3 2011	0.05%
YTD as of 9/30/11 (not annualized):	0.16%

Average Annual Total Return (%)
(for the periods ended December 31, 2010)

SNAP Fund Class Shares

1 year	5 years	10 years	Since inception1
0.28%	2.87%	2.60%	3.69%
1  SNAP Fund Class Shares inception: 7/24/1995

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Shares of the Florida Education Class may only be purchased or redeemed by the Florida Educational Investors Trust Fund via incoming or outgoing wire transfer. There is no minimum initial investment or ongoing balance requirements to invest in the Florida Education Class.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

Fund Summary
Prime Series Colorado Investors Class

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the Colorado Investors Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.06%
Distribution (12b-1) fees		0.00%
Other expenses:		0.10%
Transfer agent fees	0.09%
Other operating expenses	0.01%
Total Annual Fund Operating Expenses		0.16%
Less: Fee Waivers*		(0.04%)
Net Annual Fund Operating Expenses		0.12%
* The Adviser will waive a portion of investment advisory, administration or transfer agency fees through October 31, 2012 pursuant to a contractual expense limitation agreement in order to limit ordinary operating expenses of the Colorado Investors Class to not more than 0.12% of average daily net assets. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses that, if incurred, would increase the overall expense ratio.

Expense Example

This example is intended to help you compare the cost of investing in the Colorado Investors Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$13	$52	$96	$224

Principal Investment Strategies

Prime Series invests exclusively in the following high quality, short-term money market instruments:

•	US Government and agency obligations, and repurchase agreements involving these obligations

•	Obligations of US companies

•	Obligations of financial institutions

•	Obligations of US municipalities

•	Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks, such as:

•
Interest Rate Risk When short-term interest rates fall, Prime Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, Prime Series’ share price could fall.

•
Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series’ share price to fall.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance

The following information is intended to illustrate how the SNAP Fund Class of Prime Series has performed over time. Performance information for the Colorado Investors Class is not shown because that class does not have annual returns for at least one calendar year. The performance of the Colorado Investors Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series. For current yield information, call (800) 338-3383. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return
(shown for calendar years) (%)

SNAP Fund Class Shares

Highest Quarter Return: Q1 2001	1.45%
Lowest Quarter Return: Q3 2011	0.05%
YTD as of 9/30/11 (not annualized):	0.16%

Average Annual Total Return (%)
(for the periods ended December 31, 2010)

SNAP Fund Class Shares

1 year	5 years	10 years	Since inception1
0.28%	2.87%	2.60%	3.69%
1  SNAP Fund Class Shares inception: 7/24/1995

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Minimum Initial Investment $50,000

Minimum Account Balance $50,000

We may waive these minimums for certain investors that participant in certain programs sponsored by PFM Asset Management.

Placing Orders

You can place orders to buy or sell Colorado Investors Class Shares by wire or automated clearing house (ACH). To place orders, contact us at:

Online www.pfmfunds.com

Phone (800) 338-3383

Orders are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time.

For more complete information on buying and selling shares, see “Investing in the Portfolios” in the Prospectus.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

Fund Summary
Government Series

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of Government Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.08%
Distribution (12b-1) fees		0.00%
Other expenses:		0.12%
Transfer agent fees	0.09%
Other operating expenses	0.03%
Total Annual Fund Operating Expenses		0.20%

Pursuant to a fee reduction agreement with the Trust, PFM Asset Management may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by Government Series. Fees waived subject to the fee reduction agreement may be recouped by PFM Asset Management for up to three years, subject to certain terms and conditions.

Expense Example

This example is intended to help you compare the cost of investing in Government Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$21	$64	$113	$255

Principal Investment Strategies

Government Series invests exclusively in the following high quality, short-term money market instruments:

•	US Government and agency obligations

•	Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities

•	Repurchase agreements involving these obligations

•	Other money market mutual funds that invest exclusively in these types of obligations

Government Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Government Series invests exclusively in high-quality securities, an investment in Government Series – like an investment in any money market fund – is subject to certain risks, such as:

•
Interest Rate Risk When short-term interest rates fall, Government Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Government Series may decline. If the rise is sharp or unexpected, Government Series’ share price could fall.

•
Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Series’ share price to fall.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Government Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.

Performance

The following information illustrates how Government Series has performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return
(shown for calendar years) (%)

Government Series

Highest Quarter Return: Q3 2001	1.37%
Lowest Quarter Return: Q3 2011	0.01%
YTD as of 9/30/11 (not annualized):	0.04%

Average Annual Total Return (%)
(for the periods ended December 31, 2010)

Government Series

1 year	5 years	10 years	Since inception1
0.13%	2.53%	2.31%	2.85%
1  Government Series inception: 1/5/1999

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Minimum Initial Investment $1 Million

Minimum Account Balance $1 Million

We may waive these minimums for certain investors that participate in certain programs sponsored by PFM Asset Management.

Placing Orders

You can place orders to buy or redeem shares of Government Series by a variety of methods, including wire, automated clearing house (ACH), and check. To place orders, or to set up features such as checkwriting, contact us at:

Online www.pfmfunds.com

Phone (800) 338-3383

Orders are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time.

For more complete information on buying and selling shares, see “Investing in the Portfolios” in the Prospectus.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

Fund Details

Investment Objective

The investment objective of each Portfolio is to provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value (“NAV”) of $1.00 per share.

This objective may not be changed without the approval of the relevant Portfolio’s outstanding voting securities. There is no assurance that a Portfolio will meet its objective.

Principal Investment Strategies

Unless otherwise noted, all information in this section applies to all Portfolios and share classes.

Portfolio Securities

Each Portfolio invests exclusively in high quality, short-term money market instruments:

US Government and agency obligations
•	Bills, notes, and bonds issued by the US Treasury.

•
Obligations of any agency or instrumentality of the United States, such as obligations of Fannie Mae, Freddie Mac, Government National Mortgage Association (Ginnie Mae), the Federal Home Loan Banks, and the Federal Farm Credit Banks.

•	Obligations issued by entities with liquidity support from the US Government, its agencies, or instrumentalities.

•
Obligations issued by private entities under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program (TLGP). For these obligations, the FDIC guarantees principal and interest payments through maturity or December 31, 2012, whichever comes first. The FDIC believes that its TLGP guarantees are backed by the full faith and credit of the United States under the Federal Deposit Insurance Act.

Obligations of US companies (corporations organized under US state or federal law)
Prime Series only

Commercial paper with a maturity of 270 days or less and with at least two of the following ratings (or better):

•	Moody's: Prime 1

•	S&P: A-1

•	Fitch: F-1

This may include paper issued by bank holding companies and asset-backed securities (securities backed by, for example, credit card or automobile loan debt).

Obligations of financial institutions
Prime Series only

Bankers’ acceptances (time drafts or bills of exchange created to finance trade transactions and redeemable for cash at a US domiciled bank or the US office or agency of a foreign bank).

Certificates of deposit and negotiable bank deposit notes (securities evidencing deposits in a US domiciled bank or the US office of a foreign bank).

Obligations of US municipalities
Prime Series only

Bonds, notes and other evidences of indebtedness of a US state, city, county, town, or district.

Other money market mutual funds
Shares of other money market mutual funds that invest only in instruments in which the applicable Portfolio is permitted to invest.

Repurchase agreements
Repurchase agreements involving any type of US government or agency obligations described above. Maturity dates of collateral securities for repurchase agreements may exceed 397 days.

Deposit accounts
Cash assets that are awaiting investment may be placed in a demand deposit account, or other deposit account, with the custodian.

Credit support of US Government and agency obligations Obligations of certain agencies and instrumentalities (such as Ginnie Mae) are supported by the full faith and credit of the US government. Others, such as obligations of Fannie Mae and Freddie Mac, are neither guaranteed by the US Treasury nor backed by the full faith and credit of the United States. However, these agencies may receive some form of federal support. For example, the US Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. Such support may be limited and subject to specified conditions.

Some obligations have liquidity support from the US Government: a support arrangement under which the US Government or its agencies or instrumentalities agree to advance funds to the entity to the extent it has insufficient funds to honor its obligations. Liquidity support may be subject to certain conditions, including that the entity is not in bankruptcy.

Finally, some obligations are supported only by the credit of the agency or instrumentality issuing the obligation.

A Portfolio may invest in an obligation only if the Adviser is satisfied that the obligation presents minimal credit risk and meets the credit quality standards of the Portfolios.

Further information about portfolio securities is included in the Statement of Additional Information (SAI).

Management Policies

Each Portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. In keeping with Rule 2a-7, and with procedures established by the Board of Trustees (the “Board”), each Portfolio limits its investments to those that the Adviser believes present minimal credit risk, and follows policies designed to maintain a stable share price.

Portfolio securities are denominated in US dollars and have remaining maturities of 397 days (approximately 13 months) or less at the time of purchase. However, each Portfolio may invest in securities greater than 397 days if certain maturity shortening features (such as interest rate resets and demand features) apply. Securities with maturity shortening features may be deemed to have maturities shorter than their stated maturity dates.

Each Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Except as noted otherwise, each Portfolio invests exclusively in securities that carry at least two of the following ratings (or better):

Securities with maturities of 12 months or less

•	Moody's: Prime 1

•	S&P: A-1

•	Fitch: F-1

Securities with maturities greater than 12 months

•	Moody's: Aa

•	S&P: AA

•	Fitch: AA

The Portfolios may invest in any subcategory of the ratings categories shown above.

Neither Portfolio invests more than 5% of total assets in securities of any non-governmental issuer (including TLGP private issuers) or more than 35% of total assets in commercial paper, in each case measured as of the date of purchase.

The Adviser may adjust exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Should the rating categories or providers described here cease to exist, the Adviser would seek to apply comparable successor standards, subject to Board approval.

Policies on Managing Cash for Municipalities and Institutions

The investment objectives and investment policies of the Portfolios are designed to support the particular cash management needs of institutions, such as universities, hospitals, insurance entities, independent schools, colleges, and not-for-profit organizations, as well as municipalities, other governmental agencies and political subdivisions and corporations that must manage investments conservatively.

Government Series and the Institutional Class of Prime Series are listed on the National Association of Insurance Commissioners’ Approved List of Mutual Funds.

Further information about the Portfolios' management policies is included in the SAI.

Principal Investment Risks

The language in this section applies to each Portfolio described in this Prospectus.

There are several risk factors that could hurt a Portfolio’s performance, cause you to lose money, or cause a Portfolio’s performance to trail that of other investments.

Interest Rate Risk When short-term interest rates fall, a Portfolio’s yield is likely to fall. When interest rates rise, the values of obligations held by the Portfolios may decline. If the rise is sharp or unexpected, a Portfolio’s share price could fall.

During periods of unusually low interest rates, a Portfolio’s yield may approach zero. Over time, the total return of a Portfolio may not keep pace with inflation.

Credit Risk The issuer of an obligation owned by a Portfolio could fail to pay interest and principal in a timely manner. The credit quality of a Portfolio’s holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause a Portfolio’s share price to fall.

Money market instruments in which Prime Series invests may have credit guarantees from third parties. If the financial condition of the guarantor of obligations held by Prime Series deteriorates, the value of the obligations may decline and it is possible that the guarantor will not be able to honor its guarantee. To the extent that a guarantor insures other types of debt obligations, its financial condition could deteriorate as a result of events that have little or no connection to securities owned by a Portfolio.

For US government or agency securities not backed by the full faith and credit of the US government, there is no guarantee that the government will intervene in the event of any loss or default.

Any type of credit backing or guarantee applies only to the obligations held by a Portfolio, not to shares of a Portfolio itself, and does not protect against any risk other than credit risk.

Management Risk Portfolio performance could be hurt by investment decisions made by the Adviser, such as choice of investments and timing of buy/sell decisions.

Counterparty Risk A financial institution or other counterparty with which the Portfolio does business (such as trading or custody), or that underwrites, distributes, or guarantees any investments or contracts that a Portfolio owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Portfolio or delay the return or delivery of collateral or other assets.

Financial Industry Risk Market price movements, regulatory or technological changes, or economic conditions affecting banks or other financial institutions may have a significant impact on a Portfolio’s performance.

Foreign Investment Risk To the extent that a Portfolio invests in US securities of foreign issuers that are denominated in US dollars, it faces some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, regulatory risk, and economic and financial instability.

Additional Cost Level Risk To the extent that a Portfolio invests in other money market funds rather than directly in money market instruments, that Portfolio’s shareholders will effectively be paying two or more levels of fund costs, which could reduce yields.

Liquidity Risk If a Portfolio faces an unusual volume of redemption orders, or if it is unable to sell portfolio securities at the desired time or price, that Portfolio’s share price could fall.

An investment in the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

Management of the Trust

Board of Trustees

The Board has overall responsibility for supervising the business and affairs of the Trust and each Portfolio, including services provided by the service providers listed below.

Further information on the Board and its current members is included in the SAI.

Advisory Board

The Board has established an Advisory Board that consults with and advises the Board on matters relating to the business of the Trust. The Advisory Board does not have authority to bind the Trust or to approve any matters relating to the operations of the Trust.

Further information on the Advisory Board and its current members is included in the SAI.

Investment Adviser, Administrator and Transfer Agent

PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

PFM Asset Management LLC is registered under the Investment Advisers Act of 1940, as amended, and is under common ownership with Public Financial Management, Inc. (PFM), a financial advisory firm. Together, PFM Asset Management and PFM have acted as financial or investment advisers to thousands of cities, townships, boroughs, counties, school districts, and authorities and health and higher education institutions in more than half of US states. As of September 30, 2011, PFM Asset Management had over $39 billion in discretionary funds under management.

As investment adviser, PFM Asset Management is responsible for managing the assets of the Portfolios, calculating the NAV per share, and maintaining the books and records of each Portfolio.

PFM Asset Management also provides certain administrative services, such as:

•	Providing office space, facilities, equipment, and personnel.

•	Overseeing the preparation of tax returns, reports to the Board, shareholder reports, regulatory filings.

•	Coordinating the activities of other service providers.

Lastly, PFM Asset Management serves as Transfer Agent for each Portfolio, in which capacity it receives, validates, and processes orders to buy and redeem shares of the Portfolios.

Distributor

PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

PFM Fund Distributors, Inc., a wholly owned subsidiary of PFM Asset Management, offers shares of each Portfolio on a continuous basis.

Custodian

U.S. Bank N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

U.S. Bank holds each Portfolio’s securities and other assets, such as cash received from investors who are buying Portfolio shares.

Independent Registered Public Accounting Firm

Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel

Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Management and Administrative Costs

Investment Adviser Fees Each Portfolio pays the Adviser an investment advisory fee, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets of the Portfolio:

Portfolio Net Assets	Rate
First $1 billion	0.07%
Next $2 billion	0.05%
Over $3 billion	0.04%

For the fiscal year ended June 30, 2011, fees paid to the investment adviser were $2,404,380 for Prime Series and $414,486 for Government Series (representing approximately 0.05% and 0.07% of the Portfolios’ average daily net assets, respectively). For a discussion of the Board’s most recent approval of the investment advisory agreements, see the semi-annual report to shareholders for the six months ended December 31, 2009.

Administrator Fees Each Portfolio pays the Adviser a fee for administrative services computed at the annual rate of 0.01% of its average daily net assets, accrued daily and payable monthly.

Transfer Agent Fees Prime Series Institutional Class, Prime Series Colorado Investors Class and Government Series each pay the Adviser a fee for transfer agent services computed at the annual rate of 0.09% of their respective average daily net assets, accrued daily and payable monthly.

Prime Series Independent Schools Class pays the Adviser a fee for transfer agent services, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets of the Independent Schools Class:

Class Net Assets	Rate
First $100 million	0.17%
Second $100 million	0.16%
Third $100 million	0.15%
Fourth $100 million	0.14%
Fifth $100 million	0.13%
Sixth $100 million	0.12%
Seventh $100 million	0.11%
Eighth $100 million	0.10%
Ninth $100 million	0.09%
Tenth $100 million	0.08%
Over $1 billion	0.07%

Prime Series Florida Education Class does not pay a fee for transfer agency services.

Distribution Expenses Under the Trust’s 12b-1 plan, Government Series and the Prime Series Institutional Class can bear distribution-related services approved by the Board in an amount not exceeding annually 0.25% of their average daily net assets. However, they do not currently bear any distribution expenses.

Other Expenses The Portfolios are responsible for paying directly all costs that are not the responsibility of the service providers. Examples of direct Portfolio costs are those associated with:

•	Legal and audit services

•	The depository and custodian banks

•	Preparation and production of prospectuses and shareholder reports, and the printing and distributing of same to shareholders.

•	Federal and state securities registration

•	Interest, taxes, and other non-recurring or extraordinary expenses, including litigation

Expense Reductions PFM Asset Management may voluntarily reduce or limit the expenses it charges to any Portfolio or share class. Any waivers or reductions currently in effect are described in the applicable summary section of this prospectus.

Further information on the agreements with various service providers and their associated expenses is included in the SAI.

Investing in the Portfolios

Opening an Account

Eligible Investors

Prime Series – Independent Schools Class

•	Available only to independent schools, colleges and universities located in the United States.

Prime Series –Colorado Investors Class

•	Available only to institutional entities with a principal place of business in Colorado.

All Other Portfolios and Classes

•	Available to all types of institutional investors, including, governmental, not-for-profit, and for-profit organizations.

Account Minimums

Government Series and Prime Series-Institutional Class

•	Minimum initial investment: $1 million

•	Minimum account balance: $1 million

Independent Schools Class and Colorado Investors Class

•	Minimum initial investment: $50,000

•	Minimum account balance: $50,000

Florida Education Class

•	No minimum initial investment or account balance.

There are currently no minimum additional investment or minimum holding periods for either Portfolio or any class of the Prime Series.

Account minimums may be waived for institutions that participate in certain programs sponsored by PFM Asset Management. These include:

•	participants in the Virginia AIM and SNAP® programs

•	certain clients of the adviser who are not expected to engage in frequent purchases and sales

•	shareholders who are spending down bond proceeds after having initially qualified to purchase Government Series or Prime Series-Institutional Class shares

•	shareholders who have invested in the Portfolios continuously since January 1, 2004

Account Applications

To request an account application, call us at (800) 338-3383, then either fax your completed application to (888) 535-0120 or send your completed application by regular mail to the Transfer Agent at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044. The Transfer Agent must receive and accept your application before you can purchase shares.

Business Days

The Portfolios are open for business Monday through Friday exclusive of Federal holidays (each a “Business Day”).

Buying Shares

Once your application has been accepted by the Transfer Agent, you may buy shares using one of the methods in the table below. There are no sales charges. Fractional shares will be rounded to the nearest 1/1000th of a share. All investments must be in US dollars and must be drawn on a US bank or a US branch of a foreign bank. Orders are generally processed on the Business Day they are received in good order if taken prior to 2:00 P.M. Eastern Time. “Good order” means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and receipt by the custodian of full payment in Federal Funds. Share certificates will not be issued. For any questions about transactions, contact us at the number shown below.

Method		Initial investment		Additional investments

By wire	•	Call the number below for wire	•	Instruct your bank to wire the
		instructions and to notify the		amount you want to invest. Be
		Transfer Agent of the amount.		sure to provide your name, the
	•	Instruct your bank to wire the		portfolio and/or share class
		amount you want to invest.		name, and your account number
to both your bank and the
Transfer Agent.

By Automated	•	Call the number below for	•	Make additional investments by
Clearing		instructions and forms. You can		calling the number below or
House (ACH)		set up ACH transfers to come		through www.pfmfunds.com
		from you or from a third party,		using EON.
such as a financial
representative.
	•	Submit the completed form to the
Transfer Agent.
	•	When ACH is set up, make your
initial investment by calling the
number below or through
www.pfmfunds.com using EON

By mail	•	Make out a check, money order	•	Follow the instructions for initial
		or negotiable bank draft to "U.S.		investments, but include a
		Bank."		completed deposit ticket with
	•	Write on the back of your check:		your check.
		– "for deposit only to PFM	•	If you do not have a deposit
		Funds for [your name]"		ticket, notify us of your purchase
		– the portfolio and/or share		through www.pfmfunds.com or
		class name		call the number below.

	•	Send the check to the address
below.

Contact Information	Regular mail	Overnight delivery
Phone (800) 338-3383	U.S. Bank	U.S. Bank
Fax (888) 535-0120	Bank by Mail	Mail Code EPMNWS41
	P.O. Box 1950	60 Livingston Avenue
	St. Paul, MN 55101-0950	St. Paul, MN 55107

Redeeming Shares

You may redeem (sell) shares on any Business Day at no charge, as described in the table below. No matter what method you use, you will need to tell us:

•	your account number

•	the Portfolio and/or share class name

•	how many shares (or the dollar value) you wish to sell

Receiving Your Redemption Promptly

To ensure that you receive your redemption proceeds promptly, you will need to set up payment arrangements in advance.

Wire Transfers Designate the bank account to receive the funds and give us complete wire instructions for that account. The bank account must be in your name or the name of an agent acting for you.

ACH Transfers Contact us and obtain the necessary forms to set up that service. To have the redemption proceeds sent to a third party, request the additional form necessary for this service.

Redemption Checks (Government Series and Prime Series-Institutional Class only)
Contact us to order a book of checks. Be aware that certain checkwriting fees may apply. Contact us if you are in doubt.

Once your payment method(s) are in place, follow the instructions in the table below. Except as set forth above, payment of redemption proceeds will be made within seven days. Note that if you are redeeming shares you bought so recently that the purchase check hasn’t yet cleared, your payment could be delayed up to 15 days.

We charge no fee to initiate wire or ACH redemptions through the Transfer Agent, although your receiving institution may charge a fee to receive money we send by either method.

Method		Instructions		Payment terms

By wire	•	Have an authorized person call	•	If we receive your request before
transfer		us to place the order, or		2:00 pm Eastern Time, we will
	•	Place your order through		wire the money that day.
		www.pfmfunds.com using EON.		Otherwise, we will wire it the next
Business Day.

By check	•	Make out the check to the	•	When your check is presented
Government Series		desired recipient.		for payment, we will redeem
and Prime Series-				enough shares from your
Institutional Class only				account to cover the amount of
the check. If you do not have
enough shares, we will return the
check for insufficient funds.

Method		Instructions		Payment terms

By ACH	•	Have an authorized person call	•	If we receive your request before
		us to place the order. Be sure to		2:00 pm, we will process the
		indicate whether the money		transfer the next Business Day.
		should deposit into your account		Otherwise, we will process it the
		or a pre-established third-party		second Business Day. Once the
		account.		transfer is processed, the
recipient must still allow time for
it to clear before it is available to
be drawn upon.

By mail	•	Send us a letter of instruction,	•	We will wire redemption
		containing all information		proceeds as soon as practicable
		described above and with		once we have received and
		properly authorized signature(s).		accepted your request.
	•	Confirm in your letter that the
bank account and wire
instructions we have for your
account are current.
	•	To change your bank account or
wire instructions, contact us.

Dividends and Distributions

The Portfolios declare dividends each day and pay them to shareholders on the last Business Day of each month. Your dividends will be reinvested in additional shares of your Portfolio and/or share class.

Shares begin earning dividends the day you purchase them. They do not earn a dividend for the day they are redeemed. If you redeem all of your shares and request that your account be closed, you will receive your monthly dividends accrued through the Business Day prior to your redemption date.

The Trust's Policies

Calculating Net Asset Value per Share (NAV)

Each Portfolio calculates its NAV as of 2:00 P.M. Eastern Time each Business Day. To calculate NAV, a Portfolio first subtracts its total liabilities from its total assets, then divides the result by the number of outstanding shares. The Portfolios follow rules of the Securities and Exchange Commission (“SEC”) when valuing their assets. Like most money market funds, they use the amortized cost method, which takes into account any premiums or discounts to the face value of securities the Portfolios buy. Under this method, changes in interest rates do not affect the valuation.

How Purchase and Redemption Prices are Determined

The purchase price for your shares will be determined based on the first NAV calculation after the custodian has received your full payment in Federal funds and you have met all other requirements for purchasing shares. The NAV used will also determine the number of shares you receive.

Purchasing by electronic funds transfer (ACH)

For transfers you initiate:

Request received before 2:00 pm Eastern Time. Your shares will be purchased at the NAV determined on the next Business Day.

Request received after 2:00 pm Eastern Time. Your shares will be purchased at the NAV determined on the second Business Day after receipt of the request.

For transfers initiated by a third party:

Your shares will be purchased at the NAV determined on the Business Day when the custodian receives the funds (normally the Business Day following the day the transfer is initiated).

How Redemption Prices are Determined

Except in the case of ACH, your shares will be redeemed at the NAV next calculated after we have received your request in proper form.

Frequent Purchases and Redemption of Shares

The Board as determined not to adopt a policy regarding the frequent purchase and redemption of shares because each Portfolio is a money market fund that has adopted policies designed to stabilize its share price at $1.00 and invests exclusively in money market instruments. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Portfolios.

Additional Services

The Portfolios offer certain cash management features at no extra charge, including:

•	servicing multiple accounts

•	providing detailed account information on request

•	assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds

Additional services are available for a fee. For information on services, call (800) 338-3383.

Information on Portfolio Holdings

Each Portfolio discloses its holdings online monthly and in shareholder reports that are issued twice a year.

Further information on the Trust's policy on the disclosure of portfolio holdings is included in the SAI.

Special Arrangements with PAISBOA

The Philadelphia Area Independent School Business Officers Association (PAISBOA) sponsors, endorses, and oversees the operations of the PAISBOA Program and collects and transmits certain information about its members and potential members. In consideration of these services, PFM Asset Management pays PAISBOA a fee, computed daily and paid quarterly, at the annual rate of 0.01% of the value of the shares of Prime Series-Independent Schools Class owned by PAISBOA members. PFM Asset Management pays this fee from its own resources; it is not an expense of the Trust or of Prime Series.

Rights Reserved by the Trust

The Trust reserves the right to do the following:

•	add, change, or drop account minimums at any time without advance notice

•	refuse any investment from any party for any reason

•	close any account that is drawn down below the minimum balance, upon 60 days' written notice (exception: we will not do this for former investors in the Cash Management Class of Prime Series)

•	limit the frequency of purchases for any reason

•
redeem in kind (fulfill a request to redeem shares by distributing Portfolio securities rather than cash to investors redeeming shares) if the Board determines that paying the proceeds of a sale in cash would be detrimental to the other shareholders; management considers the chance of such in-kind payments to be remote

Tax Information

Each Portfolio intends to distribute all of its taxable income to investors. You are responsible for paying any required taxes on the distributions you receive.

We have highlighted some basic tax information below. Please consult your tax advisor regarding the federal, state and local tax consequences of investing in the Portfolios.

Each Portfolio currently qualifies, and intends to continue to qualify, as a “regulated investment company” under Subchapter M of the Internal Revenue Code. So long as the Portfolios so qualify, they will not pay Federal income taxes on their net investment income and net realized capital gains they distribute. If the Portfolios have any net long term capital gains, they intend to pay a capital gains distribution in accordance with the timing requirements imposed by Subchapter M.

Federal Taxes

Distributions from the Portfolios will generally be taxable whether you receive them in cash or reinvest them in additional shares. Each year the Trust will let you know what portion of your distributions will be treated as long-term capital gains rather than ordinary income and what portion, if any, is attributable to tax-exempt interest income from state or local bonds.

If you sell or exchange shares at a higher price than you paid for them, you may owe taxes on the resulting capital gain. On the other hand, if you sell shares at a lower price than you paid and did not receive distribution that represented a return of your capital, you may be able to claim a capital loss on your tax return.

You must certify that you have provided your correct tax identification number and that you are not subject to backup withholding under federal law. Otherwise, we are required by law to withhold a percentage of distributions and redemption proceeds.

State and Local Taxes

Your dividends and distributions may also be subject to state and local taxes. In some states and localities, the portion of dividends that comes from interest the Portfolios have earned on certain US government securities (or from certain repurchase agreements involving US government securities) may be exempt from tax. However, this would not preclude a state or locality from assessing other taxes relating to the ownership of US government securities, such as intangible property taxes.

Special Tax Considerations for States and Municipalities

State and municipal investors should consult with their tax advisors regarding the tax consequences of investing in the Portfolios. Relevant considerations may include Sections 103 and 115(1) of the Internal Revenue Code, which provides that the gross income of a state or political subdivision does not include income derived from the exercise of any essential government function. Also, states and municipalities may be required to pay to the US Treasury a portion of earnings they derive from the investment of funds that are subject to the arbitrage limitations or rebate requirements of the Code.

Financial Highlights

The following tables are intended to help you understand the financial performance of each Portfolio and/or share class. Certain information reflects financial results for a single share. These financial highlights, along with the Prime Series and Government Series financial statements, have been audited by Ernst & Young LLP and are included in the PFM Funds Annual Report for the year ended June 30, 2011. The Annual Report is incorporated by reference into (and considered part of) the SAI, which is available upon request.

Prime Series – Institutional Class
For a share outstanding throughout each period

			September 29,
	Year Ended	Year Ended	2008 (1)
	June 30,	June 30,	through
	2011	2010	June 30, 2009
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002	0.002	0.010
Total From Operations	0.002	0.002	0.010
Less: Distributions
Net Investment Income	(0.002)	(0.002)	(0.010)
Total Distributions	(0.002)	(0.002)	(0.010)
Net Asset Value, End of Period	$1.000	$1.000	$1.000
Total Return	0.18%	0.23%	1.02%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,724,797	$1,205,815	$1,012,800
Ratio of Expenses to Average
Net Assets	0.16%	0.17%	0.21%(2)
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.16%	0.17%	0.21%(2)
Ratio of Net Investment Income
to Average Net Assets	0.18%	0.23%	1.20%(2)
Ratio of Net Investment Income
to Average Net Assets
Before Fee Waivers	0.18%	0.23%	1.20%(2)

(1)
The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio and Cadre Reserve Fund – Money Market Series were acquired by Prime Series. The historical performance of those funds did not carry forward.

(2)	Annualized.

Prime Series – Independent Schools and Colleges Class

For a share outstanding throughout each period

	Year Ended	Year Ended	May 11, 2009(1)
	June 30,	June 30,	through
	2011	2010	June 30, 2009
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002	0.002	0.001
Total From Operations	0.002	0.002	0.001
Less: Distributions
Net Investment Income	(0.002)	(0.002)	(0.001)
Total Distributions	(0.002)	(0.002)	(0.001)
Net Asset Value, End of Period	$1.000	$1.000	$1.000
Total Return	0.18%	0.23%	0.06%
Ratios/Supplemental Data
Net Assets, End of Period	$3,768,774	$6,633,007	$1
Ratio of Expenses to Average
Net Assets	0.17%	0.17%	0.25%(2)
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.30%	0.31%	0.29%(2)
Ratio of Net Investment Income
to Average Net Assets	0.19%	0.17%	0.45%(2)
Ratio of Net Investment Income
to Average Net Assets
Before Fee Waivers	0.06%	0.03%	0.41%(2)

(1)	The Independent Schools and Colleges Class of Prime Series commenced operations on May 11, 2009.

(2)	Annualized.

Prime Series – Florida Education Class

For a share outstanding throughout each period

October 22, 2010(1)
through
June 30, 2011
Net Asset Value, Beginning of Period	$1.000
Income From Investment Operations
Net Investment Income	0.002
Total From Operations	0.002
Less: Distributions
Net Investment Income	(0.002)
Total Distributions	(0.002)
Net Asset Value, End of Period	$1.000
Total Return	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$283,434
Ratio of Expenses to Average Net Assets	0.07%(2)
Ratio of Net Investment Income to Average Net Assets	0.23%(2)

(1)	The Florida Education Class of Prime Series commenced operations on October 22, 2010.

(2)	Annualized.

Government Series

For a share outstanding throughout each period(1)

				Nine Months
				Ended	Year Ended
	Year Ended June 30,			June 30,	September 30,
	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning
of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.002	0.002	0.012	0.026	0.051	0.044
Total From Operations	0.002	0.002	0.012	0.026	0.051	0.044
Less: Distributions
Net Investment Income	(0.002)	(0.002)	(0.012)	(0.026)	(0.051)	(0.044)
Total Distributions	(0.002)	(0.002)	(0.012)	(0.026)	(0.051)	(0.044)
Net Asset Value,
End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.09%	0.17%	1.20%	2.63%	5.19%	4.45%
Ratios/Supplemental Data
Net Assets,
End of Period (000)	$361,182	$685,163	$363,554	$167,377	$303,089	$149,561
Ratio of Expenses to
Average Net Assets(2)	0.18%	0.18%	0.24%	0.28%(3)	0.27%	0.32%
Ratio of Expenses to
Average Net Assets
Before Fee Waivers
and Recoupments(2)	0.20%	0.22%	0.26%	0.28%(3)	0.27%	0.32%
Ratio of Net Investment
Income to Average
Net Assets	0.09%	0.16%	1.00%	3.52%(3)	5.07%	4.37%
Ratio of Net
Investment Income
to Average Net Assets
Before Fee Waivers and
Recoupments	0.07%	0.12%	0.98%	3.52%(3)	5.07%	4.37%

(1)
On September 29, 2008, Government Series, which was formerly known as the CCRF Federal Portfolio, acquired the assets of the Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Reserve Fund – U.S. Government Series from September 30th to June 30th, effective June 30, 2008.

(2)
For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for the Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre Reserve Fund – U.S. Government Series.

(3)	Annualized.

For More Information

The Trust sends each shareholder annual reports containing independently audited financial statements for each Portfolio, as well as semi-annual reports containing unaudited statements. The Trust also provide monthly account summaries, which describe dividends declared and shares purchased through dividend reinvestment, as well as confirmations of all purchase and redemption transactions. Other individual account information is available upon request.

For more details about the Trust and the Portfolios, refer to the SAI, which is incorporated by reference into this Prospectus and therefore legally considered to be a part of this Prospectus.

To buy or sell shares of the Portfolios, make additional deposits, receive free copies of the SAI or the Trust’s semiannual and annual reports, or for general inquiries, please contact us:

By telephone: (800) 338-3383

By mail:

PFM Funds
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

On our website: www.pfmfunds.com.

The SAI and the Trust’s reports are also available on the SEC's website, www.sec.gov.

•
To review and copy the Trust’s reports and the SAI at the SEC’s Public Reference Room, call 202-551-8090. You can get text-only copies of these documents, for a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by sending an email to publicinfo@sec.gov.

•	Investment Company Act file number: 811-04933.

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101 (800) 338-3383